NATHANIEL SEGAL 312-609-7747 nsegal@vedderprice.com

August 29, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Michigan Quality Income Municipal Fund, Inc. (the “Registrant”);
File No. 811-06383

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares and preferred shares in connection with the proposed reorganization of each of Nuveen Michigan Dividend Advantage Municipal Fund and Nuveen Michigan Premium Income Municipal Fund, Inc. into the Registrant (together, the “Reorganizations”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on July 17, 2012 relating to the issuance of common shares and preferred shares in connection with the Reorganizations (the “Registration Statement”), in response to the comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on August 9, 2012, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated August 29, 2012). The Amendment is also being filed for the purpose of providing certain information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/Nathaniel Segal